Land Use Rights, Net (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Use Rights [Member]
Land Use Rights, Net [Line Items]
Amortization expense	¥ 257	$ 35	¥ 258	¥ 257